Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 12, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
(a)	(b)	(c)			(d)	(e)	(f)	(g)			(h)
					Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(1)	Summary Compensation Table Total for PEO 2(2)	Compensation Actually Paid to PEO 2(2)	Compensation Table Total for Non-PEONEOs(3)	Compensation Actually Paid to Non-PEONEOs(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	GAAP Net Income (in thousands)		Net Sales (as adjusted) (thousands)(6)
2025	$9,242,161	$6,130,837	9,424,946	1,473,093	$2,929,251	$1,248,305	$40.50	$78.69	$			$2,243,800
2024	$	$	12,452,638	4,867,589	$2,778,823	$1,738,391	$66.71	$78.89		$(825,494)	-	2,107,600
2023	$	$	10,774,635	11,810,926	$3,596,823	$3,819,599	$85.17	$74.82		$(33,261)		$1,693,000
2022	$	$	12,196,680	9,697,518	$4,438,420	$3,382,267	$81.37	$79.32		$(13,292)		$1,560,000
2021	$	$	13,833,746	14,132,803	$4,459,993	$4,901,370	$120.21	$103.50		$71,657)		$3,777,000

Named Executive Officers, Footnote [Text Block]

(1)	Mr. McDonald was the Company’s PEO beginning May 12, 2025. Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:
(2)	Mr. Trerotola was the Company’s PEO through May 12, 2025. Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2025 (PEO 1)	2025 (PEO 2)	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total	$9,242,161	$9,424,946	$12,452,638	$10,774,635	$12,196,680	$13,833,746
Less:
SCT – Stock and Option Awards	7,262,644	7,273,811	9,521,707	7,428,711	7,077,082	10,357,047
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	4,151,321	4,065,691	5,480,495	7,512,824	4,964,465	10,720,775
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	—	(4,452,830)	(4,222,196)	424,787	(5,329,759)	(702,650)
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	—	(290,902)	678,359	527,391	4,943,214	637,979
Compensation Actually Paid	$6,130,837	$1,473,093	$4,867,589	$11,810,926	$9,697,518	$14,132,803

Peer Group Issuers, Footnote [Text Block]

(4)	The amounts set forth under the heading “Peer Group TSR” reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2020 into the S&P 500 Health Care Equipment Select Industry Index (the “Peer Group”), which the Company selected as its published industry or line-of-business index for purposes of the performance graph required under Item 201(e) of Regulation S-K in its Form 10-K for the year ended December 31, 2025.

(5)	While the Company considers several financial measures to be important, the CHCM Committee selected Net Sales (as adjusted) as the Company-Selected Measure for 2025.

Adjustment To PEO Compensation, Footnote [Text Block]

	2025 (PEO 1)	2025 (PEO 2)	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total	$9,242,161	$9,424,946	$12,452,638	$10,774,635	$12,196,680	$13,833,746
Less:
SCT – Stock and Option Awards	7,262,644	7,273,811	9,521,707	7,428,711	7,077,082	10,357,047
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	4,151,321	4,065,691	5,480,495	7,512,824	4,964,465	10,720,775
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	—	(4,452,830)	(4,222,196)	424,787	(5,329,759)	(702,650)
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	—	(290,902)	678,359	527,391	4,943,214	637,979
Compensation Actually Paid	$6,130,837	$1,473,093	$4,867,589	$11,810,926	$9,697,518	$14,132,803

Summary Compensation Table (“SCT”) Total			$ 2,929,251	$ 2,778,823	$ 3,596,823	$ 4,438,420	$ 4,459,993
Compensation Actually Paid			$ 1,248,305	1,738,391	3,819,599	3,382,267	4,901,370
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2025	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total	$2,929,251	$2,778,823	$3,596,823	$4,438,420	$4,459,993
Less:
SCT – Stock Awards	1,922,728	1,797,012	1,798,563	1,519,216	2,463,422
SCT – Option Awards	—	—	446,871	371,778	484,376
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	1,036,342	1,074,854	2,257,236	1,196,776	2,856,735
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	(725,711)	(937,753)	96,325	(1,334,268)	(153,300)
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	(68,850)	619,478	114,649	972,333	685,740
Compensation Actually Paid	$1,248,305	$1,738,391	$3,819,599	$3,382,267	$4,901,370

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Enovis Total Shareholder Return and “Compensation Actually Paid”

During 2025, the “Compensation Actually Paid” to our PEO and our non PEO-NEO (on average) decreased from the prior year, as did the Company’s TSR. This relationship can be partially attributed to the Company’s use of relative TSR as a metric for its PRSU awards during the disclosed period. Further, because a significant portion of NEO compensation is granted through PRSUs or RSUs which track the Company share price, if the Company’s stock price decreases (and TSR likewise decreases), the value of a NEO’s long-term incentives will generally decrease proportionately. Similarly, as the Company’s stock price increases, the value of a NEO’s long-term incentives will generally increase proportionately.

Compensation Actually Paid vs. Net Income

Relationship Between Net Income and “Compensation Actually Paid”

The Company does not directly employ net income as a financial performance measure upon which named executive officer compensation may be earned. However, net income movements are indirectly tracked through our use of certain non-GAAP metrics in our annual incentive plan, which included Adjusted EBITDA in 2025, 2024, 2023 and 2022, and Adjusted EBITA and Adjusted EPS in 2021. Accordingly, “Compensation Actually Paid” includes bonuses earned in 2025, 2024, 2023, 2022, and 2021 that were based in part on the Company’s achievement against Adjusted EBITDA, Adjusted EBITA and Adjusted EPS targets.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Net Sales (as adjusted) and “Compensation Actually Paid”

Net Sales (as adjusted) represents actual U.S. GAAP sales excluding unbudgeted acquisitions. Net Sales (as adjusted) has served as a key financial performance measure (40% weighting in 2025, 2024, 2023 and 2022, 25% in 2021) upon which Annual Incentive Plan bonuses have been able to be earned. When measuring Net Sales (as adjusted) performance, target sales are adjusted for changes in currency translation rates in order to create a constant currency view. Net Sales (as adjusted) factors into the computation of “Compensation Actually Paid”, which includes bonuses that were based in part on the Company’s achievement against Net Sales (as adjusted) targets. For more information on the weighting of Net Sales (as adjusted) in the determination of the Company’s 2025 Annual Incentive Plan bonuses, see “Annual Incentive Plan – Bonus Calculation – Target Bonus” on page 33.

Total Shareholder Return Vs Peer Group

Comparison Between Enovis TSR and Peer Group TSR

Over the five-year period measured in the table above, the Company’s TSR has decreased, while the TSR of the S&P Health Care Equipment Select Industry Index has had mixed performance over the same period. Our cumulative TSR during the five-year measurement period was less than that of the peer group, which we believe can be partially attributed to market and macroeconomic conditions having different impacts on our Company relative to many other companies in the S&P Health Care Equipment Select Industry Index. Relative TSR performance measured against the S&P Health Care Equipment Select Industry Index has been included as a performance measure for the Company’s 2025 PRSU grants.

Tabular List, Table

Most Important Financial Measures

The below tabular list identifies the financial measures We deemed to be the most important financial measures for 2025 for linking the compensation of the Company’s named executive officers to the performance of the Company. For additional information on these measures, please see “Compensation Discussion and Analysis” beginning on page 27.

Most Important Financial Measures
Net Sales (as adjusted)
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount			$ 40.50	66.71	85.17	81.37	120.21
Peer Group Total Shareholder Return Amount			78.69	78.89	74.82	79.32	103.50
Net Income (Loss) Attributable to Parent				$ (825,494,000)	$ (33,261,000)	$ (13,292,000)	$ 71,657,000
Company Selected Measure Amount			2,243,800	(2,107,600)	1,693,000	1,560,000	3,777,000
PEO Name	Mr. Trerotola	Mr. McDonald
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net Sales (as adjusted)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
PEO 1
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total			$ 9,242,161
Compensation Actually Paid			6,130,837
PEO 1 | Less S C T Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,262,644
PEO 1 | Fair Value of Awards Granted During Covered Year that Remain Outstanding and Unvested as of the Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,151,321
PEO 1 | Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 1 | Change in Fair Value as of the Vesting Date of Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO 2
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total			9,424,946	$ 12,452,638	$ 10,774,635	$ 12,196,680	$ 13,833,746
Compensation Actually Paid			1,473,093	4,867,589	11,810,926	9,697,518	14,132,803
PEO 2 | Less S C T Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,273,811
PEO 2 | Fair Value of Awards Granted During Covered Year that Remain Outstanding and Unvested as of the Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,065,691
PEO 2 | Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,452,830)
PEO 2 | Change in Fair Value as of the Vesting Date of Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(290,902)
PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total				12,452,638	10,774,635	12,196,680	13,833,746
Compensation Actually Paid				4,867,589	11,810,926	9,697,518	14,132,803
PEO [Member] | Less S C T Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				9,521,707	7,428,711	7,077,082	10,357,047
PEO [Member] | Fair Value of Awards Granted During Covered Year that Remain Outstanding and Unvested as of the Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,480,495	7,512,824	4,964,465	10,720,775
PEO [Member] | Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(4,222,196)	424,787	(5,329,759)	(702,650)
PEO [Member] | Change in Fair Value as of the Vesting Date of Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				678,359	527,391	4,943,214	637,979
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total			2,929,251	2,778,823	3,596,823	4,438,420	4,459,993
Compensation Actually Paid			1,248,305	1,738,391	3,819,599	3,382,267	4,901,370
Non-PEO NEO [Member] | Fair Value of Awards Granted During Covered Year that Remain Outstanding and Unvested as of the Last Day of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,036,342	1,074,854	2,257,236	1,196,776	2,856,735
Non-PEO NEO [Member] | Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(725,711)	(937,753)	96,325	(1,334,268)	(153,300)
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Awards Granted in Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(68,850)	619,478	114,649	972,333	685,740
Non-PEO NEO [Member] | SCT – Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,922,728	1,797,012	1,798,563	1,519,216	2,463,422
Non-PEO NEO [Member] | SCT – Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ 446,871	$ 371,778	$ 484,376